Shareholders' equity - Subordinated notes - General information (Details) € in Millions, £ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€) tranche	Apr. 15, 2019 EUR (€) tranche	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Oct. 01, 2014 EUR (€) tranche	Oct. 01, 2014 GBP (£) tranche	Feb. 07, 2014 EUR (€) tranche	Feb. 07, 2014 GBP (£) tranche
Disclosure of detailed information about borrowings [line items]
Subordinated notes	€ 5,803					€ 5,803		€ 5,803
Subordinated debt, redemption at February 7, 2020 [member]
Disclosure of detailed information about borrowings [line items]
Redemption value	€ 500
Nominal value booked at historical value	4.25%	4.25%
Subordinated debt, redemption at October 1, 2021 [member]
Disclosure of detailed information about borrowings [line items]
Redemption value	€ 500
Nominal value booked at historical value	4.00%	4.00%
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,469	£ 1,250
Current interest payable	21
Subordinated notes	€ 5,803
IFRS Subordinated Debt [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)	50.00%	50.00%
IFRS Subordinated Debt [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Equity component percentage assigned by some rating agencies (as a percent)	0.00%	0.00%
Subordinated debt, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount												€ 2,800
Number of tranches within notes issued | tranche												3	3
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000					€ 1,000		€ 1,000				€ 1,000
Fixed rate coupon (as a percent)	4.25%	4.25%				4.25%	4.25%	4.25%	4.25%			4.25%	4.25%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000					€ 1,000		€ 1,000				€ 1,000
Fixed rate coupon (as a percent)	5.25%	5.25%				5.25%	5.25%	5.25%	5.25%			5.25%	5.25%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 650					£ 650		£ 650				£ 650
Fixed rate coupon (as a percent)	5.875%	5.875%				5.875%	5.875%	5.875%	5.875%			5.875%	5.875%
First step-up interest rate adjustment (as a percent)												0.25%	0.25%
Second step-up interest rate adjustment (as a percent)												0.75%	0.75%
ECB fix rate												0.8314%	0.8314%
Subordinated debt, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount										€ 3,000
Number of tranches within notes issued | tranche										3	3
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,000					€ 1,000		€ 1,000		€ 1,000
Fixed rate coupon (as a percent)	4.00%	4.00%				4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
First step-up interest rate adjustment (as a percent)										0.25%	0.25%
Second step-up interest rate adjustment (as a percent)										0.75%	0.75%
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,250					€ 1,250		€ 1,250		€ 1,250
Fixed rate coupon (as a percent)	5.00%	5.00%				5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
First step-up interest rate adjustment (as a percent)										0.25%	0.25%
Second step-up interest rate adjustment (as a percent)										0.75%	0.75%
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount | £		£ 600					£ 600		£ 600		£ 600
Fixed rate coupon (as a percent)								5.75%	5.75%	5.75%	5.75%
First step-up interest rate adjustment (as a percent)										0.25%	0.25%
Second step-up interest rate adjustment (as a percent)										0.75%	0.75%
ECB fix rate										0.7782%	0.7782%
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount					€ 1,000
Number of tranches within notes issued | tranche					1
Fixed rate coupon (as a percent)					2.375%
First step-up interest rate adjustment (as a percent)					0.25%
Second step-up interest rate adjustment (as a percent)					0.75%
Redemption value			€ 500
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 500
Number of tranches within notes issued | tranche				1
Fixed rate coupon (as a percent)				1.75%
First step-up interest rate adjustment (as a percent)				0.25%
Second step-up interest rate adjustment (as a percent)				0.75%